SHARE-BASED PAYMENTS - Performance Share Units - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 30, 2024 EquityInstruments	Mar. 31, 2023	Dec. 31, 2024 USD ($) EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments
Disclosure of Equity Instruments other than options
other long term liabilities			$ 1,746	$ 443
Performance share units
Disclosure of Equity Instruments other than options
Number of days of volume weighted average price considered for cash payment		5 days
Granted during the year | EquityInstruments	324,139		324,139	198,737
other long term liabilities			$ 1,500	$ 100
Performance share units | Minimum
Disclosure of Equity Instruments other than options
Performance percentage		0.00%
Performance share units | Maximum
Disclosure of Equity Instruments other than options
Performance percentage		200.00%